Commitments and Contingencies - Additional Information 3 (Details) $ in Thousands		8 Months Ended		12 Months Ended
	Apr. 17, 2023 Miners	Aug. 31, 2022 kWh Day	Aug. 31, 2020 kWh	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments And Contingencies [Line Items]
Number of Owner's Miners | Miners	5,000
Ava Data [Member] | Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member]
Commitments And Contingencies [Line Items]
Notice Period For Termination Of The Contract | Day		90
Ava Data [Member] | Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh		5,001	5,001
Long term purchase commitement period		5 years
Electricity Charges Associated With The Mining Services [Member] | Block Chain Access UK Limited | Mining Service Agreement
Commitments And Contingencies [Line Items]
Recovery of direct costs				$ 8,991	$ 6,768
Monthly Operating Expenses [Member] | Block Chain Access UK Limited | Mining Service Agreement
Commitments And Contingencies [Line Items]
Recovery of direct costs				$ 651	$ 792